Fair Value Measurements	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:	FAIR VALUE MEASUREMENTS

In August and December, 2019, the Company issued warrants related to its convertible notes (refer to Note 5(b)). As the warrants did not meet the US GAAP criteria for equity classification, they were classified as liabilities and measured at fair value on the issuance date and in each reporting date with changes in fair value recognized as finance expenses in the statements of comprehensive loss. Following the Company’s IPO on September 3, 2020, whereby the exercise price of the warrants became fixed and there were no other features that resulted in liability classification, the warrants were reclassified to equity.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the warrants issued as of June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020	December 31, 2019
Exercise price	$6.72	$2.55-$4.74
Expected volatility	75%	72.29%
Risk free rate	0.29%	1.5%-1.67%
Expected life (years)	5	4.65-5
Dividend yield	0%	0%

The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of December 31, 2019	$447

Changes in fair value	1,065

Balance as of June 30, 2020	$1,512